MASSMUTUAL SELECT FUNDS

Supplement dated February 16, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information supplements similar information found on pages 73-74 for the MassMutual Select Small Company Value Fund under the heading Portfolio Managers in the section titled Management:

Donna Chapman Wilson is a Director of Portfolio Management and Portfolio Manager at Invesco. She has managed the Fund since February 2017.

Michael Abata, CFA is a Director of Research and Portfolio Manager at Invesco. He has managed the Fund since February 2017.

Effective immediately, the information related to Andrew Waisburd, PhD found on page 73 for the Select Small Company Value Fund under the heading Portfolio Managers in the section titled Management, is hereby removed.

Effective immediately, the following information supplements similar information found on page 135 for Invesco Advisers, Inc. (“Invesco”) for the MassMutual Select Small Company Value Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Donna Chapman Wilson

is a portfolio manager of a portion of the Small Company Value Fund. Ms. Chapman Wilson is a Director of Portfolio Management for Invesco Quantitative Strategies and a Portfolio Manager of Invesco. She has been associated with Invesco and/or its affiliates since 1997.

Michael Abata, CFA

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Abata is a Director of Research for Invesco Quantitative Strategies and a Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 2011. Prior to 2011, he was employed by State Street Global Markets, Putnam Investment Management, Alliance Capital, and I/B/E/S International.

Effective immediately, the information found on page 134 for Invesco related to Andrew Waisburd, PhD for the Select Small Company Value Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds, is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-17-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Company Value Fund

Supplement dated February 16, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information supplements similar information found under the heading Portfolio Managers in the section titled Management:

Donna Chapman Wilson is a Director of Portfolio Management and Portfolio Manager at Invesco. She has managed the Fund since February 2017.

Michael Abata, CFA is a Director of Research and Portfolio Manager at Invesco. He has managed the Fund since February 2017.

Effective immediately, the information related to Andrew Waisburd, PhD found under the heading Portfolio Managers in the section titled Management, is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCV 17-01

MASSMUTUAL SELECT FUNDS

Supplement dated February 16, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces similar information for the MassMutual Select Small Company Value Fund found on page B-102 in the section titled Investment Advisory and Other Service Agreements:

[7]

The expenses in the above table reflect an agreement by MML Advisers to voluntarily waive 0.02% of the Advisory fees of the Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Effective immediately, the information related to Andrew Waisburd found on page B-315 in the section titled Appendix C – Additional Portfolio Manager Information is hereby removed.

Effective immediately, the following information supplements similar information for Invesco Advisers, Inc. related to the MassMutual Select Small Company Value Fund found on page B-315 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of the Small Company Value Fund are Glen Murphy, Charles Ko, Donna Chapman Wilson, and Michael Abata.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Donna Chapman Wilson
Registered investment companies**	15	$8,922 mil	0	$0
Other pooled investment vehicles	1	$100 mil	0	$0
Other accounts	0	$0	0	$0

Michael Abata
Registered investment companies**	16	$8,982 mil	0	$0
Other pooled investment vehicles	7	$727 mil	0	$0
Other accounts	20	$3,309 mil	4	$507 mil

*	The information provided is as of January 31, 2017.
**	Does not include the Small Company Value Fund.

Ownership of Securities:

As of January 31, 2017, the portfolio managers did not own any shares of the Small Company Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-17-01